Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2013	2012
Receivables	$8,284	$201
Unbilled receivables	234,292	229,486
	$242,576	$229,687